As filed with the Securities and Exchange Commission on March 19, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedules of Investments.

Edgar Lomax Value
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 96.95%	Value
	Banks - 1.59%
49,000	Regions Financial Corp.	$169,540
2,600	Wells Fargo & Co.	49,140
		218,680
	Capital Goods - 18.29%
5,500	3M Co.	295,845
13,600	The Boeing Co.	575,416
3,900	Caterpillar, Inc.	120,315
4,600	General Dynamics Corp.	260,958
34,900	General Electric Co.	423,337
8,100	Honeywell International, Inc.	265,761
2,700	Lockheed Martin Corp.	221,508
3,600	Tyco International Ltd. (a)	75,672
5,900	United Technologies Corp.	283,141
		2,521,953
	Diversified Financials - 6.76%
9,500	American Express Co.	158,935
44,300	Bank of America Corp.	291,494
4,100	Capital One Financial Corp.	64,944
9,865	J.P. Morgan Chase & Co.	251,656
5,000	Morgan Stanley	101,150
2,900	NYSE Euronext	63,800
		931,979
	Energy - 18.90%
8,500	Baker Hughes, Inc.	283,220
8,500	Chevron Corp.	599,420
9,300	ConocoPhillips	442,029
3,400	Devon Energy Corp.	209,440
4,800	Exxon Mobil Corp.	367,104
14,900	Halliburton Co.	257,025
8,200	Occidental Petroleum Corp.	447,310
		2,605,548
	Food & Staples Retailing - 2.43%
4,900	CVS Caremark Corp.	131,712
5,700	Walgreen Co.	156,237
1,000	Wal-Mart Stores, Inc.	47,120
		335,069
	Food, Beverages & Tobacco - 8.06%
13,650	Altria Group, Inc.	225,771
4,000	Campbell Soup Co.	121,480
2,100	HJ Heinz Co.	76,650
19,983	Kraft Foods, Inc. - Class A	560,523
12,700	Sara Lee Corp.	127,381
		1,111,805
	Insurance - 0.38%
2,400	The Allstate Corp.	52,008
	Materials - 8.71%
58,500	Alcoa, Inc.	455,715
5,200	The Dow Chemical Co.	60,268
29,838	E. I. du Pont de Nemours and Co.	685,081
		1,201,064
	Media - 2.10%
14,000	The Walt Disney Co.	289,520
	Pharmaceuticals, Biotechnology & Life Sciences - 11.20%
8,600	Bristol-Myers Squibb Co.	184,126
10,300	Merck & Co., Inc.	294,065
42,700	Pfizer, Inc.	622,566
10,300	Wyeth	442,591
		1,543,348
	Retailing - 1.18%
5,400	The Home Depot, Inc.	116,262
1,500	Target Corp.	46,800
		163,062
	Semiconductors & Semiconductor Equipment - 2.32%
73,500	Intel Corp.	64,500
17,100	Texas Instruments, Inc.	255,645
		320,145
	Technology Hardware & Equipment - 5.42%
6,200	Hewlett -Packard Co.	215,450
5,800	International Business Machines Corp.	531,570
		747,020
	Telecommunication Services - 3.94%
10,900	AT&T, Inc.	268,358
9,200	Verizon Communications, Inc.	274,804
		543,162
	Transportation - 0.72%
2,600	Norfolk Southern Corp.	99,736
	Utilities - 4.95%
17,100	American Electric Power Co., Inc.	536,085
1,400	Exelon Corp.	75,908
2,100	Southern Co.	70,245
		682,238

	TOTAL COMMON STOCKS (Cost $18,295,375)	13,366,337

Shares	SHORT-TERM INVESTMENTS - 2.81%	Value
387,741	AIM STIT-STIC Prime Portfolio	387,741
	TOTAL SHORT-TERM INVESTMENTS (Cost $387,741)	387,741

	Total Investments in Securities (Cost $18,683,116) - 99.76%	13,754,078
	Other Assets in Excess of Liabilitiess - 0.24%	32,579
	NET ASSETS - 100.00%	$13,786,657

(a) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments	$18,708,918

Gross unrealized appreciation	$352,251
Gross unrealized depreciation	(5,307,091)
Net unrealized depreciation	$(4,954,840)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual.

FAS 157 – Summary of Fair Value Exposure at January 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$13,754,078	$13,754,078	$ —	$ —
Total	$13,754,078	$13,754,078	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    3/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    3/12/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    3/12/2009

* Print the name and title of each signing officer under his or her signature.